Acquisitions - Schedule of Purchase Price Allocation to Tangible and Intangible Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 27, 2023	Mar. 31, 2025	May 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Goodwill		$ 808.5		$ 811.2	$ 795.6
Purchase price consideration		373.1
LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Goodwill		808.5		$ 811.2	$ 1,289.5
eOne Acquisition
Business Acquisition [Line Items]
Cash and cash equivalents		54.1
Accounts receivable		293.2
Investment in films and television programs		370.2
Property and equipment		14.0
Intangible assets		4.0
Other assets		172.4
Accounts payable and accrued liabilities		(69.3)
Content related payables		(38.8)
Participations and residuals			$ (202.9)
Film related obligations		(105.8)
Other liabilities and deferred revenue		(130.9)
Fair value of net assets acquired		360.2
Goodwill		12.9
Purchase price consideration		$ 373.1
Entertainment One Television and Film Business ("eOne") | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 54.1
Accounts receivable	293.2
Investment in films and television programs	370.2
Property and equipment	14.0
Intangible assets	4.0
Other assets	172.4
Accounts payable and accrued liabilities	(69.3)
Content related payables	(38.8)
Participations and residuals	(202.9)
Film related obligations	(105.8)
Other liabilities and deferred revenue	(130.9)
Fair value of net assets acquired	360.2
Goodwill	12.9
Purchase price consideration	$ 373.1